Main Page (1)
	TYPE              13F HR
	PERIOD            09/30/03
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     November 13, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		67

Form 13F Information Table Value Totals:		$148,843

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Advisory Board                Common          00762W107       1738   38250sh     sole           12250       0   26000
Amsurg Corporation            Common          03232P405       2994   90700sh     sole           34400       0   56300
Abercrombie & Fitch           cl-a            002896207         69    2500sh     sole               0       0    2500
Ann Taylor Stores             Common          036115103       3159   98300sh     sole           34400       0   63900
Aeroflex, Inc.                Common          007768104       1188  135050sh     sole           50200       0   84850
Ask Jeeves Inc                Common          045174109       2236  128600sh     sole           45300       0   83300
ATMI Inc                      Common          00207R101       2164   85350sh     sole           30050       0   55300
Avocent Corporation           Common          053893103       2378   78500sh     sole           27600       0   50900
Benchmark Electronics         Common          08160H101       3432   81190sh     sole           28790       0   52400
Caci Incorporated             Common          127190304       3128   73000sh     sole           25700       0   47300
Cabot Microelectronics Corp   Common          12709P103       2752   49475sh     sole           17125       0   32350
Celgene Corp                  Common          151020104       3934   90850sh     sole           32300       0   58550
Chico's Fashions              Common          168615102       3190  104100sh     sole           36600       0   67500
Chicago Mercantile Exchange   cl-a            167760107       3451   50150sh     sole           18300       0   31850
Corinthian Colleges           cl-a            218868107       2801   49050sh     sole           16850       0   32200
Coach, Inc.                   Common          189754104       2910   53300sh     sole           19500       0   33800
Cognizant Technologies Solutiocl-a            192446102         11     300sh     sole             300       0       0
Cymer                         Common          232572107       2247   54600sh     sole           19200       0   35400
Cytyc Corporation             Common          232946103       3211  213900sh     sole           76300       0  137600
Digital River                 Common          25388B104       3202  117000sh     sole           41000       0   76000
Doral Financial               Common          25811P100         14     300sh     sole             300       0       0
ECollege Com                  Common          27887E100       3778  188225sh     sole           65500       0  122725
Emulex Corporation            Common          292475209       2519   98900sh     sole           32800       0   66100
EResearch Technology Inc.     Common          29481V108       2746   79200sh     sole           27800       0   51400
Evergreen Resources Inc       Common          299900308        259    9600sh     sole             400       0    9200
Factset Research              Common          303075105       2918   65800sh     sole           23300       0   42500
Flir Systems                  Common          302445101       2781  109400sh     sole           37600       0   71800
Freds Inc                     cl-a            356108100       3665  111187sh     sole           40387       0   70800
Gen-Probe Inc                 Common          36866T103       4086   75425sh     sole           26625       0   48800
Hot Topic, Inc.               Common          441339108         10     450sh     sole             450       0       0
Hovnanian Enterprises, Inc.   cl-a            442487203         16     250sh     sole             250       0       0
Hyperion Solutions Corp.      Common          44914M104       1526   52600sh     sole           18500       0   34100
Integra LifeSciences          Common          457985208       2062   72900sh     sole           26300       0   46600
J2 Global Communications      Common          46626E205       3077   81325sh     sole           27925       0   53400
Joseph A Banks                Common          480838101       3705   84425sh     sole           29825       0   54600
Kensey Nash Corp              Common          490057106       2179   92550sh     sole           32950       0   59600
Kroll Inc                     Common          501049100         11     600sh     sole             600       0       0
Kronos Inc                    Common          501052104       3246   61350sh     sole           22700       0   38650
KVH Industries                Common          482738101       3180  125850sh     sole           43050       0   82800
Martek Bioscience Corp        Common          572901106       3714   70575sh     sole           24875       0   45700
Neurocrine Bioscience         Common          64125C109       2019   40800sh     sole           14600       0   26200
Newport Corporation           Common          651824104       1530  108500sh     sole           38200       0   70300
Netflix Inc                   Common          64110L106       1473   43900sh     sole           15000       0   28900
Netscreen Technologies Inc    Common          64117V107       1790   80500sh     sole           27500       0   53000
Oriental Financial Group      Common          68618W100       2495  102850sh     sole           39325       0   63525
Omnivision Technologies       Common          682128103       3909   92600sh     sole           33000       0   59600
PEC Solutions                 Common          705107100          6     400sh     sole             400       0       0
Petco Animal Supplies Inc     Common          716016209       3183  102000sh     sole           37100       0   64900
PF Changs China Bistro        Common          69333Y108       1995   44000sh     sole           16600       0   27400
Panera Bread                  cl-a            69840W108       2477   60400sh     sole           21600       0   38800
Patina Oil & Gas Corp         Common          703224105       2073   57200sh     sole           19575       0   37625
Power Integration             Common          739276103       2867   86250sh     sole           28800       0   57450
Portfolio Recovery            Common          73640Q105        162    6375sh     sole            3375       0    3000
Pacific Sunwear of CA         Common          694873100       2359  114187sh     sole           40387       0   73800
PrivateBancorp Inc            Common          742962103       1795   54200sh     sole           17900       0   36300
Regis Corporation             Common          758932107       2850   88800sh     sole           32900       0   55900
Ryland Group                  Common          783764103       2544   34800sh     sole           13550       0   21250
Sepracor Inc                  Common          817315104       2453   88800sh     sole           31300       0   57500
Safenet Inc                   Common          78645R107       2367   65500sh     sole           22000       0   43500
Sigmatel Inc                  Common          82661W107         82    4000sh     sole               0       0    4000
Sandisk Corporation           Common          80004C101       2515   39475sh     sole           13775       0   25700
Veeco Instruments             Common          922417100       2883  144500sh     sole           50700       0   93800
Ventana Medical Systems       Common          92276H106       2146   53300sh     sole           19000       0   34300
W Holding Company, Inc.       Common          929251106       1756   98100sh     sole           38000       0   60100
Wright Medical                Common          98235T107       3400  134700sh     sole           47900       0   86800
Wintrust Financial            Common          97650W108         11     300sh     sole             300       0       0
XTO Energy, Inc.              Common          98385X106         16     757sh     sole             757       0       0